Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	In accordance with the final rule adopted by the SEC in August 2022 implementing Section 953(a) of the Dodd-Frank Act, we are providing the following table that sets forth certain compensation measures for certain of our officers alongside certain performance metrics for the Company and certain of its industry peers:

					Value of Initial $100 Investment:
Year	Summary Compensation Table CEO Total Compensation ($)	Compensation Actually Paid to CEO ($)(1)	Average SCT Non-CEO NEOs Total Compensation ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)	Company TSR ($)	Peer Group TSR ($)(2)	Net Income ($ in thousands)	Return on Equity
2024	9,076,742	12,296,799	2,001,861	2,563,410	250.11	134.35	262,966	17.2%
2023	8,891,994	11,871,291	1,778,104	2,234,447	187.59	128.90	337,484	14.9%
2022	7,370,508	12,508,448	1,441,832	1,354,862	131.26	113.50	102,081	11.6%
2021	7,410,986	11,960,041	1,548,309	1,560,941	145.05	125.26	174,155	11.1%
2020	7,871,404	12,662,414	1,621,547	1,676,816	115.13	91.15	227,261	11.3%

Company Selected Measure Name	eturn on Equity
Named Executive Officers, Footnote	2022, 2023 and 2024 CEO is Bluestein; non-CEO NEOs are Meyer, Botelho and Follmann —2021 CEO is Bluestein; non-CEO NEOs are Meyer and Grace —2020 CEO is Bluestein; non-CEO NEOs are Meyer and Grace
Peer Group Issuers, Footnote	“Peer Group” TSR is the S&P500 BDC Index
PEO Total Compensation Amount	$ 9,076,742	$ 8,891,994	$ 7,370,508	$ 7,410,986	$ 7,871,404
PEO Actually Paid Compensation Amount	$ 12,296,799	11,871,291	12,508,448	11,960,041	12,662,414
Adjustment To PEO Compensation, Footnote	(1)The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our CEO or Other NEOs. These amounts reflect the
Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Name	Year	SCT Total ($)	SCT Stock Awards ($)	Fair Value of Stock Awards Granted in the Covered Year ($)	Change in Fair Value of Unvested Stock Awards from Prior Years ($)	Fair Value of Stock Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	Fair Value of Stock Awards Forfeite d ($)	Value of Dividends on Unvested Stock Awards Not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid
PEO	2024	9,076,742	(4,903,742)	6,161,244	1,294,682	-	667,873	-	-	12,296,799
	2023	8,891,994	(5,019,494)	7,102,637	576,741	-	319,413	-	-	11,871,291
	2022	7,370,508	(3,700,008)	3,211,607	(126,779)	-	5,753,121	-	-	12,508,448
	2021	7,410,986	(3,449,995)	4,289,439	2,843,025	-	866,586	-	-	11,960,041
	2020	7,871,404	(3,989,493)	4,454,699	4,439,836	-	(114,033)	-	-	12,662,414
NEO Average	2024	2,001,861	(984,695)	1,232,068	210,493	-	103,683	-	-	2,563,410
	2023	1,778,104	(818,104)	1,149,198	82,349	-	42,900	-	-	2,234,447
	2022	1,441,832	(541,665)	470,981	(20,807)	-	4,521	-	-	1,354,862
	2021	1,548,309	(611,752)	676,676	7,210	-	65,068	(124,571)	-	1,560,941
	2020	1,621,547	(602,500)	672,756	21,233	-	(36,220)	-	-	1,676,816

Non-PEO NEO Average Total Compensation Amount	$ 2,001,861	1,778,104	1,441,832	1,548,309	1,621,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,563,410	2,234,447	1,354,862	1,560,941	1,676,816
Adjustment to Non-PEO NEO Compensation Footnote	(1)The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our CEO or Other NEOs. These amounts reflect the
Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Name	Year	SCT Total ($)	SCT Stock Awards ($)	Fair Value of Stock Awards Granted in the Covered Year ($)	Change in Fair Value of Unvested Stock Awards from Prior Years ($)	Fair Value of Stock Awards Granted and Vested in the Covered Year ($)	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	Fair Value of Stock Awards Forfeite d ($)	Value of Dividends on Unvested Stock Awards Not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid
PEO	2024	9,076,742	(4,903,742)	6,161,244	1,294,682	-	667,873	-	-	12,296,799
	2023	8,891,994	(5,019,494)	7,102,637	576,741	-	319,413	-	-	11,871,291
	2022	7,370,508	(3,700,008)	3,211,607	(126,779)	-	5,753,121	-	-	12,508,448
	2021	7,410,986	(3,449,995)	4,289,439	2,843,025	-	866,586	-	-	11,960,041
	2020	7,871,404	(3,989,493)	4,454,699	4,439,836	-	(114,033)	-	-	12,662,414
NEO Average	2024	2,001,861	(984,695)	1,232,068	210,493	-	103,683	-	-	2,563,410
	2023	1,778,104	(818,104)	1,149,198	82,349	-	42,900	-	-	2,234,447
	2022	1,441,832	(541,665)	470,981	(20,807)	-	4,521	-	-	1,354,862
	2021	1,548,309	(611,752)	676,676	7,210	-	65,068	(124,571)	-	1,560,941
	2020	1,621,547	(602,500)	672,756	21,233	-	(36,220)	-	-	1,676,816

Compensation Actually Paid vs. Total Shareholder Return	The graph below reflects the relationship between “Compensation Actually Paid” to our CEO and other NEOs and TSR for the Company and the S&P BDC Index:
Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between “Compensation Actually Paid” to our CEO and other NEOs and Net Investment Income:
Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between “Compensation Actually Paid” to our CEO and other NEOs and the Company Selected Performance Measure of ROE for the Company:
Total Shareholder Return Vs Peer Group	The graph below reflects the relationship between “Compensation Actually Paid” to our CEO and other NEOs and TSR for the Company and the S&P BDC Index:
Tabular List, Table	return on equity (ROE); •total dividends paid to stockholders; •net realized gain or losses; and •net unrealized appreciation or depreciation.
Total Shareholder Return Amount	$ 250.11	187.59	131.26	145.05	115.13
Peer Group Total Shareholder Return Amount	134.35	128.90	113.50	125.26	91.15
Net Income (Loss)	$ 262,966,000	$ 337,484,000	$ 102,081,000	$ 174,155,000	$ 227,261,000
Company Selected Measure Amount	0.172	0.149	0.116	0.111	0.113
PEO Name		Bluestein	Bluestein	Bluestein	Bluestein
Additional 402(v) Disclosure	As described above, restrictions imposed by the 1940 Act restrict the Compensation Committee’s ability to use nondiscretionary or formulaic Company performance goals or criteria to determine executive incentive compensation. The
Compensation Committee instead considers several financial performance metrics, along with other factors including operational goals and individual performance criteria, in determining the appropriate compensation for the NEOs.Other key metrics considered by the Compensation Committee when determining the appropriate compensation for NEOs include gross and net investment activity, net origination activities, growth and performance of the Company’s registered investment advisory business, maintenance of liquidity and capital flexibility and individual contributions to corporate
	objectives.
Measure:: 1
Pay vs Performance Disclosure
Name	return on equity (ROE)
Measure:: 2
Pay vs Performance Disclosure
Name	total dividends paid to stockholders
Measure:: 3
Pay vs Performance Disclosure
Name	net realized gain or losses
Measure:: 4
Pay vs Performance Disclosure
Name	net unrealized appreciation or depreciation
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,903,742)	$ (5,019,494)	$ (3,700,008)	$ (3,449,995)	$ (3,989,493)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,161,244	7,102,637	3,211,607	4,289,439	4,454,699
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,294,682	576,741	(126,779)	2,843,025	4,439,836
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	667,873	319,413	5,753,121	866,586	(114,033)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(984,695)	(818,104)	(541,665)	(611,752)	(602,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,232,068	1,149,198	470,981	676,676	672,756
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,493	82,349	(20,807)	7,210	21,233
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,683	42,900	4,521	65,068	(36,220)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(124,571)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0